Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Trade receivables
Summary of trade receivables

	At December 31,
(Euro thousands)	2024	2023
Trade receivables	34,550	51,840
Loss allowance	(6,451)	(6,183)
Total trade receivables	28,099	45,657

Summary of breakdown for the loss allowance

	For the years ended December 31,
(Euro thousands)	2024	2023
At January 1,	6,183	6,211
Provisions	1,656	383
Write off	(1,501)	(334)
Net foreign exchange differences	113	(77)
At December 31,	6,451	6,183